CONSOLIDATED FINANCIAL STATEMENT DETAILS - Other operating expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure:
Other operating expense	$ 186.5	$ 108.5
COVID-19 Pandemic
Disclosure:
Other operating expense	64.1
Tasiast Strike
Disclosure:
Other operating expense	8.3
Brazil
Disclosure:
Other operating expense		17.5
Discontinued operations - mining sites
Disclosure:
Other operating expense	$ 46.0	35.6
Fairbanks Gold Mining, Inc.
Disclosure:
Other operating expense		$ 25.1